Elizabeth L. Gioia Vice President, Corporate Counsel
The Prudential Insurance Company of America 751 Broad Street, Newark, NJ 07102-3777 Tel 203 402-1624 Elizabeth.gioia@prudential.com

May 3, 2023

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:    The Prudential Insurance Company of America
    The Prudential Qualified Individual Variable Contract Account
    File Nos. 002-81318 and 811-03625
    Definitive Filing pursuant to Rule 497(j)

Dear Sir/Madam:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1.With respect to the Prospectus and Statement of Additional Information ("SAI") included in the above-referenced Registration Statement, the form of Prospectus and SAI that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933 would not have differed from that contained in the most recent post-effective amendment to the Registration Statement and

2.The text of the most recent post-effective amendment has been filed with the Commission electronically.

Very truly yours,

/s/Elizabeth L. Gioia
Elizabeth L. Gioia
Vice President, Corporate Counsel